                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7115

                      (Investment Company Act File Number)

                      Federated Total Return Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/07

              Date of Reporting Period:  Six months ended 5/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$10.67		$10.52	$10.79	$10.75	$10.62	$10.68
Income From Investment Operations:
Net investment income	0.25		0.47	0.45	0.46 [2]	0.46	0.59
Net realized and unrealized gain (loss) on investments, options, futures contracts, swap contracts and foreign currency transactions	(0.20)		0.15	(0.26)	0.05	0.14	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.05		0.62	0.19	0.51	0.60	0.57
Less Distributions:
Distributions from net investment income	(0.26)		(0.47)	(0.46)	(0.47)	(0.47)	(0.58)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	--	--	(0.05)
TOTAL DISTRIBUTIONS	(0.26)		(0.47)	(0.46)	(0.47)	(0.47)	(0.63)
Net Asset Value, End of Period	$10.46		$10.67	$10.52	$10.79	$10.75	$10.62
Total Return [3]	0.44%		6.10%	1.77%	4.81%	5.69%	5.58%

Ratios to Average Net Assets:
Net expenses	0.90	% [4]	0.93%	0.90%	0.93%	0.87%	0.85%
Net investment income	4.69	% [4]	4.36%	4.25%	4.24%	4.20%	5.69%
Expense waiver/reimbursement [5]	0.19	% [4]	0.20%	0.21%	0.23%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$173,619		$137,545	$92,425	$71,788	$94,713	$60,728
Portfolio turnover	26%		56%	37%	16%	60%	74%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$10.67		$10.52	$10.79	$10.75	$10.62	$10.68
Income From Investment Operations:
Net investment income	0.22		0.42	0.40	0.40 [2]	0.41	0.54
Net realized and unrealized gain (loss) on investments, options, futures contracts, swap contracts and foreign currency transactions	(0.20)		0.15	(0.26)	0.05	0.13	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.02		0.57	0.14	0.45	0.54	0.52
Less Distributions:
Distributions from net investment income	(0.23)		(0.42)	(0.41)	(0.41)	(0.41)	(0.53)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	--	--	(0.05)
TOTAL DISTRIBUTIONS	(0.23)		(0.42)	(0.41)	(0.41)	(0.41)	(0.58)
Net Asset Value, End of Period	$10.46		$10.67	$10.52	$10.79	$10.75	$10.62
Total Return [3]	0.17%		5.55%	1.25%	4.29%	5.16%	5.05%

Ratios to Average Net Assets:
Net expenses	1.43	% [4]	1.45%	1.40%	1.42%	1.37%	1.35%
Net investment income	4.12	% [4]	3.79%	3.72%	3.75%	3.70%	5.15%
Expense waiver/reimbursement [5]	0.19	% [4]	0.20%	0.21%	0.23%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,849		$38,825	$49,205	$59,784	$71,646	$52,396
Portfolio turnover	26%		56%	37%	16%	60%	74%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$10.67		$10.52	$10.79	$10.75	$10.62	$10.68
Income From Investment Operations:
Net investment income	0.22		0.42	0.40	0.41 [2]	0.41	0.54
Net realized and unrealized gain (loss) on investments, options, futures contracts, swap contracts and foreign currency transactions	(0.20)		0.15	(0.26)	0.04	0.13	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.02		0.57	0.14	0.45	0.54	0.52
Less Distributions:
Distributions from net investment income	(0.23)		(0.42)	(0.41)	(0.41)	(0.41)	(0.53)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	--	--	(0.05)
TOTAL DISTRIBUTIONS	(0.23)		(0.42)	(0.41)	(0.41)	(0.41)	(0.58)
Net Asset Value, End of Period	$10.46		$10.67	$10.52	$10.79	$10.75	$10.62
Total Return [3]	0.20%		5.60%	1.28%	4.30%	5.16%	5.05%

Ratios to Average Net Assets:
Net expenses	1.38	% [4]	1.40%	1.38%	1.40%	1.37%	1.35%
Net investment income	4.18	% [4]	3.85%	3.75%	3.78%	3.64%	5.15%
Expense waiver/reimbursement [5]	0.19	% [4]	0.20%	0.21%	0.23%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,083		$40,763	$44,838	$54,449	$32,714	$14,287
Portfolio turnover	26%		56%	37%	16%	60%	74%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,			Period Ended
	5/31/2007		2006	2005 [1]	2004	11/30/2003	[2]
Net Asset Value, Beginning of Period	$10.67		$10.52	$10.79	$10.75	$10.76
Income From Investment Operations:
Net investment income	0.24		0.45	0.43	0.44 [3]	0.28
Net realized and unrealized gain (loss) on investments, options, futures contracts, swap contracts and foreign currency transactions	(0.20)		0.15	(0.26)	0.04	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.04		0.60	0.17	0.48	0.26
Less Distributions:
Distributions from net investment income	(0.25)		(0.45)	(0.44)	(0.44)	(0.27)
Net Asset Value, End of Period	$10.46		$10.67	$10.52	$10.79	$10.75
Total Return [4]	0.33%		5.91%	1.56%	4.56%	2.39%

Ratios to Average Net Assets:
Net expenses	1.11	% [5]	1.10%	1.10%	1.11%	1.10	% [5]
Net investment income	4.48	% [5]	4.22%	4.03%	4.09%	4.22	% [5]
Expense waiver/reimbursement [6]	0.19	% [5]	0.20%	0.21%	0.23%	0.21	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$57,939		$46,497	$27,591	$29,171	$13,849
Portfolio turnover	26%		56%	37%	16%	60	% [7]

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from April 8, 2003 (start of performance) to November 30, 2003.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,004.40	$4.50
Class B Shares	$1,000	$1,001.70	$7.14
Class C Shares	$1,000	$1,002.00	$6.89
Class K Shares	$1,000	$1,003.30	$5.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.44	$4.53
Class B Shares	$1,000	$1,017.80	$ 7.19
Class C Shares	$1,000	$1,018.05	$6.94
Class K Shares	$1,000	$1,019.40	$5.59

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.90%
Class B Shares	1.43%
Class C Shares	1.38%
Class K Shares	1.11%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [3]	44.9%
Corporate Debt Securities	23.7%
U.S. Treasury Securities [4]	16.5%
Government/Agencies	7.9%
Asset-Backed Securities	3.1%
Securities Lending Collateral [5]	13.2%
Other Security Types [6,7]	0.0%
Cash Equivalents [8]	14.9%
Other Assets and Liabilities--Net [9]	(24.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentage of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Other Security Types consist of common stock and preferred stock.

7 Represents less than 0.1%.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--18.1%
		Basic Industry - Chemicals--0.1%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,299,550
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	517,115
		TOTAL	1,816,665
		Basic Industry - Metals & Mining--0.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	620,043
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,362,082
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,649,016
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	399,084
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,131,268
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,069,256
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,409,403
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,179,610
		TOTAL	10,819,762
		Basic Industry - Paper--0.4%
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,873,946
380,000		Westvaco Corp., 7.65%, 3/15/2027	397,906
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,133,672
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,086,925
		TOTAL	8,492,449
		Capital Goods - Aerospace & Defense--0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	460,030
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	579,092
100,000		Boeing Capital Corp., Sr. Note, Series XI, 6.917%, 11/15/2009	100,273
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,470,187
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,182,916
		TOTAL	6,792,498
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Construction Machinery--0.2%
$400,000		Caterpillar Financial Services Corp., Unsub., 4.30%, 6/1/2010	$388,554
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	63,151
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,452,288
100,000		John Deere Capital Corp., Sr. Note, Series D, 6.262%, 12/18/2009	100,161
		TOTAL	3,004,154
		Capital Goods - Diversified Manufacturing--0.5%
1,000,000		Danaher Corp., Note, 6.00%, 10/15/2008	1,006,880
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,195,841
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,450,583
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	685,371
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,734,120
200,000		Textron Financial Corp., Note, Series E, 7.085%, 12/1/2007	201,252
2,450,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,449,144
		TOTAL	9,723,191
		Capital Goods - Environmental--0.1%
2,548,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,615,991
		Communications - Media & Cable--0.5%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,219,145
2,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	2,803,479
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,674,904
1,200,000	[1,2]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,189,266
		TOTAL	8,886,794
		Communications - Media Noncable--0.2%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,790,542
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	262,924
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,705,125
		TOTAL	4,758,591
		Communications - Telecom Wireless--0.6%
5,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	6,978,408
1,460,000		America Movil SA de CV, Note, 5.75%, 1/15/2015	1,467,884
925,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	1,072,351
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	456,749
1,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,688,961
		TOTAL	11,664,353
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--0.2%
$500,000		Embarq Corp., 6.738%, 6/1/2013	$513,007
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	102,210
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	124,958
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	100,264
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	99,938
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	100,081
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	100,006
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	207,140
750,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	799,809
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,190,585
		TOTAL	4,337,998
		Consumer Cyclical - Automotive--0.8%
1,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,484,566
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,947,099
2,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	1,971,522
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	5,001,015
945,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	1,041,105
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	195,155
2,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	2,202,731
		TOTAL	14,843,193
		Consumer Cyclical - Entertainment--0.2%
230,000		International Speedway Corp., 4.20%, 4/15/2009	223,693
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,123,584
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,391,349
1,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,922,952
		TOTAL	4,661,578
		Consumer Cyclical - Lodging--0.0%
850,000	[1,2]	Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	832,731
		Consumer Cyclical - Retailers--0.3%
799,300	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	749,532
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	503,146
1,195,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,181,772
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--continued
$1,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	$1,224,706
520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 2/15/2018	512,075
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	224,319
600,000		Target Corp., Note, 5.875%, 7/15/2016	610,409
750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	796,520
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	773,490
		TOTAL	6,575,969
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,366,022
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	203,817
		TOTAL	2,569,839
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	65,165
		Consumer Non-Cyclical Food/Beverage--0.5%
1,710,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	1,699,761
1,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,196,618
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,181
1,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,364,806
3,200,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	3,280,130
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	186,305
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	249,581
1,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,555,796
		TOTAL	9,633,178
		Consumer Non-Cyclical Health Care--0.0%
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	853,660
		Consumer Non-Cyclical Pharmaceuticals--0.5%
2,624,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,549,631
1,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	1,030,361
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	426,378
1,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	1,644,840
725,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	778,401
1,600,000		Wyeth, 5.45%, 4/1/2017	1,571,378
1,750,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,743,348
		TOTAL	9,744,337
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Products--0.1%
$700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	$723,580
445,000		Snap-On, Inc., 6.25%, 8/15/2011	456,012
		TOTAL	1,179,592
		Consumer Non-Cyclical Tobacco--0.0%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	885,681
		Energy - Independent--0.4%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,038,295
1,420,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	1,404,427
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,837,648
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,739,602
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	150,980
1,104,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,073,234
		TOTAL	7,244,186
		Energy - Integrated--0.9%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	138,328
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	4,788,351
5,670,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	5,885,494
4,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,560,474
1,555,575	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,553,781
1,200,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,169,670
		TOTAL	18,096,098
		Energy - Oil Field Services--0.1%
1,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,716,385
		Energy - Refining--0.2%
2,020,000		Valero Energy Corp., 7.50%, 4/15/2032	2,293,109
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	843,497
		TOTAL	3,136,606
		Financial Institution - Banking--4.0%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,085,987
250,000		Bank of America Corp., Sub., 7.00%, 9/15/2007	251,062
50,000		BankBoston NA, Sub. Note, 6.50%, 12/19/2007	50,309
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,472,915
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,258,173
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,915,015
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$600,000		Citicorp, Sub. Note, 7.20%, 6/15/2007	$600,226
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	100,804
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,491,399
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	1,966,438
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	154,294
537,000		Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	560,125
2,450,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	2,460,043
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	1,004,685
100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.90%, 10/1/2007	100,528
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	100,931
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,132,220
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,566,139
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,750,484
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	951,021
2,000,000		Household Finance Corp., 6.40%, 6/17/2008	2,020,173
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,231,467
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	503,915
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.75%, 9/15/2007	50,049
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	51,095
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	154,236
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,059,548
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,190,078
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,376,486
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,252
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,126,783
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,629,785
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	800,413
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,912,410
1,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	992,117
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,208,997
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,136,005
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,198,450
1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,591,766
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$500,000		SouthTrust Corp., Sub. Note, 7.00%, 11/15/2008	$511,545
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,620,406
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	733,791
400,000		SunTrust Banks, Inc., Sub. Note, 6.90%, 7/1/2007	400,469
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,096,511
250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	251,167
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	947,489
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,195,988
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	4,934,875
2,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	1,953,503
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,457,742
		TOTAL	79,335,309
		Financial Institution - Brokerage--1.3%
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,349
550,000		Bear Stearns & Co., Inc., Note, 4.50%, 10/28/2010	534,836
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	3,128,488
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,478,222
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,041,724
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,476,171
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	886,591
3,010,000		Invesco PLC, Note, 4.50%, 12/15/2009	2,938,811
2,401,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	2,568,032
725,000		Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008	719,213
400,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	400,310
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	2,066,989
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,452,756
500,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%, 4/21/2008	492,790
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	193,785
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	645,146
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	246,470
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	581,755
440,000		Nuveen Investments, 5.00%, 9/15/2010	431,042
440,000		Nuveen Investments, 5.50%, 9/15/2015	428,621
		TOTAL	25,742,101
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--0.7%
$2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	$1,960,933
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,690,735
115,000		CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007	115,088
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.65%, 2/15/2008	49,759
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	50,060
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	75,103
1,795,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	1,786,915
250,000		Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009	253,110
230,000		General Electric Capital Corp., Note, Series A, 4.65%, 6/11/2008	228,038
240,000		General Electric Capital Corp., Note, Series A, 4.80%, 5/30/2008	236,190
150,000		General Electric Capital Corp., Note, Series A, 5.00%, 2/20/2009	148,474
500,000		General Electric Capital Corp., Note, Series A, 6.50%, 12/10/2007	502,719
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	202,417
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	990,120
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	1,006,490
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,492,449
150,000		International Lease Finance Corp., Note, Series M, 5.80%, 8/15/2007	150,133
1,000,000	[1,2]	Lukoil Intl Finance BV, 6.356%, 6/7/2022	1,002,780
885,000		Residential Capital Corp., 6.00%, 2/22/2011	870,379
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	868,895
		TOTAL	13,680,787
		Financial Institution - Insurance - Life--0.4%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,527,101
360,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	371,443
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,157,098
		TOTAL	8,055,642
		Financial Institution- Insurance - P&C--0.5%
1,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,760,541
625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	605,238
1,500,000		CNA Financial Corp., 6.50%, 8/15/2016	1,535,253
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	839,599
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,719,131
395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	389,249
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,392,813
		TOTAL	10,241,824
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--0.4%
$2,700,000		Archstone-Smith Trust, 5.625%, 8/15/2014	$2,700,873
870,000	[1,2]	Equity One, Inc., Bond, 6.00%, 9/15/2017	861,931
1,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,940,871
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,405,758
		TOTAL	6,909,433
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	862,000
		Government Agency--0.1%
500,000		Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008	503,144
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	514,305
		TOTAL	1,017,449
		Municipal Services--0.1%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	748,888
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,501,297
		TOTAL	2,250,185
		Technology--0.9%
2,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,441,637
480,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	474,747
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,015,287
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,027,468
400,000		First Data Corp., Medium Term Note, Series MTND, 6.375%, 12/15/2007	402,029
850,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	832,997
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,616,253
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,409,997
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,001,116
2,530,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	2,498,742
		TOTAL	17,720,273
		Transportation - Airlines--0.2%
3,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	3,201,304
		Transportation - Railroads--0.3%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,632,748
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,087,428
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	305,252
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,468,649
		TOTAL	5,494,077
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--1.0%
$2,500,000		Alabama Power Co., 5.70%, 2/15/2033	$2,410,887
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,005,598
1,000,000		Carolina Power & Light Co., 1st Mtg. Bond, 6.80%, 8/15/2007	1,002,447
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	801,659
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	685,584
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,229,139
250,000		Enersis SA, Note, 7.40%, 12/1/2016	271,145
1,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	1,630,735
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	951,028
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,218,539
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	825,901
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	707,831
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,926,405
550,000		Peco Energy Co., 1st Mtg. Bond, 3.50%, 5/1/2008	540,645
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007	300,850
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	1,962,691
		TOTAL	20,471,084
		Utility - Natural Gas Distributor--0.2%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,388,001
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,516,173
		TOTAL CORPORATE BONDS (IDENTIFIED COST $356,593,460)	354,836,286
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
49,351		FNMA ARM 681769 1/01/2033	48,762
		Government National Mortgage Association--0.0%
5,699		GNMA2 ARM 80201, 30 Year, 5/20/2028	5,769
2,429		GNMA2 ARM 8717, 10/20/2025	2,468
		TOTAL	8,237
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $59,332)	56,999
Principal Amount			Value
		ASSET-BACKED SECURITIES--3.1%
		Commercial Mortgage--3.1%
$18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	$18,644,902
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	15,838,478
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	9,898,905
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,839,750
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.319%, 12/15/2043	6,837,826
		TOTAL	61,059,861
		Home Equity Loan--0.0%
55,683	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	55,683
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $62,152,990)	61,115,544
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines--0.1%
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,433)	1,970,447
		GOVERNMENT AGENCIES--6.8%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,447,731
500,000		Federal Farm Credit System, Bond, 4.45%, 2/17/2011	487,542
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	973,605
1,000,000		Federal Farm Credit System, Bond, 4.875%, 11/15/2012	975,913
500,000		Federal Farm Credit System, Bond, 5.00%, 12/27/2012	489,505
400,000		Federal Farm Credit System, Bond, 5.00%, 6/6/2012	392,460
150,000		Federal Farm Credit System, Bond, 5.04%, 1/14/2013	146,991
350,000		Federal Farm Credit System, Bond, 5.35%, 8/8/2013	345,488
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,540,878
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,027,340
500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	513,331
1,500,000		Federal Home Loan Bank System, Bond, 2.50%, 6/18/2007	1,497,953
1,000,000		Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008	981,970
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	95,152
400,000		Federal Home Loan Bank System, Bond, 4.00%, 7/16/2013	388,499
200,000		Federal Home Loan Bank System, Bond, 4.22%, 7/30/2010	194,378
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$250,000		Federal Home Loan Bank System, Bond, 5.00%, 10/5/2012	$244,865
150,000		Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014	145,712
60,000,000		Federal Home Loan Bank System, Bond, 5.125%, 7/30/2008	59,884,860
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	195,892
1,000,000		Federal Home Loan Bank System, Bond, 5.17%, 2/25/2014	977,725
200,000		Federal Home Loan Bank System, Bond, 5.25%, 5/3/2012	197,655
700,000		Federal Home Loan Bank System, Bond, 5.35%, 10/21/2010	696,497
550,000		Federal Home Loan Bank System, Bond, 5.35%, 9/22/2014	540,334
100,000		Federal Home Loan Bank System, Bond, 6.04%, 2/4/2008	100,496
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	149,191
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	436,865
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008	392,137
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	146,512
250,000		Federal Home Loan Bank System, Bond, Series 6L09, 4.375%, 10/29/2009	245,365
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	60,254
340,000		Federal Home Loan Bank System, Bond, Series E713, 5.50%, 9/12/2013	336,129
150,000		Federal Home Loan Bank System, Bond, Series F809, 4.17%, 11/27/2009	146,517
435,000		Federal Home Loan Bank System, Bond, Series G609, 4.00%, 2/20/2009	426,439
400,000		Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008	401,920
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	200,860
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	99,643
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	100,288
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,459,526
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	191,952
375,000		Federal Home Loan Bank System, Bond, Series SD10, 4.35%, 3/10/2010	366,848
400,000		Federal Home Loan Bank System, Bond, Series UE12, 5.09%, 10/22/2012	392,787
400,000		Federal Home Loan Bank System, Bond, Series UY07, 5.00%, 11/23/2007	399,551
595,000		Federal Home Loan Bank System, Bond, Series V808, 4.00%, 10/27/2008	584,780
300,000		Federal Home Loan Bank System, Bond, Series VX13, 4.875%, 4/11/2013	291,955
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010	193,537
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	550,723
200,000		Federal Home Loan Mortgage Corp., Bond, 5.00%, 3/26/2015	195,791
250,000		Federal Home Loan Mortgage Corp., Note, 3.50%, 5/5/2008	245,919
160,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 5/20/2010	154,892
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	$186,181
200,000		Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009	195,298
300,000		Federal Home Loan Mortgage Corp., Note, 4.50%, 5/14/2012	289,897
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	388,295
50,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 12/16/2010	49,154
800,000		Federal Home Loan Mortgage Corp., Note, 4.80%, 4/2/2013	777,066
1,600,000		Federal Home Loan Mortgage Corp., Note, 4/15/2019	788,613
400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 5/23/2012	392,767
400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 12/10/2012	391,459
100,000		Federal Home Loan Mortgage Corp., Note, 5.05%, 4/27/2012	98,317
250,000		Federal Home Loan Mortgage Corp., Note, 5.25%, 2/18/2014	245,065
475,000		Federal Home Loan Mortgage Corp., Note, 5.27%, 10/12/2010	471,887
600,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 7/29/2013	591,272
325,000		Federal Home Loan Mortgage Corp., Note, 5.55%, 2/28/2011	323,868
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	14,795,625
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.50%, 9/15/2007	995,193
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	96,837
5,000,000		Federal National Mortgage Association, 3.25%, 1/15/2008	4,940,091
7,745,000		Federal National Mortgage Association, 5.00%, 9/30/2009	7,740,880
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	6,673,076
1,500,000		Federal National Mortgage Association, Note, 3.25%, 11/15/2007	1,487,023
1,000,000		Federal National Mortgage Association, Note, 4.25%, 7/15/2007	998,842
244,000		Federal National Mortgage Association, Note, Series 1, 6.00%, 2/22/2016	242,581
360,000		Federal National Mortgage Association, Unsecd. Note, 3.40%, 11/19/2007	357,039
250,000		Federal National Mortgage Association, Unsecd. Note, 3.50%, 1/28/2008	247,202
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009	1,042,335
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	147,078
500,000		Federal National Mortgage Association, Unsecd. Note, 4.25%, 5/21/2012	478,678
375,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 1/28/2011	370,147
500,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 3/28/2012	490,652
350,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 8/24/2012	343,097
400,000		Federal National Mortgage Association, Unsecd. Note, 5.125%, 5/4/2012	393,913
150,000		Federal National Mortgage Association, Unsecd. Note, 5.25%, 1/28/2013	148,061
300,000		Federal National Mortgage Association, Unsecd. Note, 5.40%, 3/28/2013	296,727
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$400,000		Federal National Mortgage Association, Unsecd. Note, 5.50%, 7/27/2015	$394,103
500,000		Federal National Mortgage Association, Unsecd. Note, 5.55%, 6/29/2015	493,449
400,000		Federal National Mortgage Association, Unsecd. Note, 5.80%, 7/16/2013	398,197
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	50,465
500,000		Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008	500,460
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,039,137
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $132,933,101)	133,003,180
		GOVERNMENTS/AGENCIES--0.1%
		Sovereign--0.1%
1,500,000		United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $1,541,722)	1,611,225
		U.S. TREASURY--16.5%
		U.S. Treasury Bonds--1.1%
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,261,692
1,343,000	[3]	United States Treasury Bond, 6.00%, 2/15/2026	1,486,135
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	5,575,169
6,000,000	[4]	United States Treasury Bond, 6.25%, 5/15/2030	6,954,896
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,462,071
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,576,253
300,000		United States Treasury Bond, 6.75%, 8/15/2026	359,767
500,000		United States Treasury Bond, 7.25%, 5/15/2016	584,138
		TOTAL	21,260,121
		U.S. Treasury Notes--15.4%
25,857,250	[4]	U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	25,703,260
50,827,000		U.S. Treasury Inflation Protected Note, 2.50%, 7/15/2016	50,823,157
100,000		United States Treasury Note, 3.00%, 11/15/2007	99,148
16,000,000	[4]	United States Treasury Note, 3.875%, 2/15/2013	15,238,430
20,000,000	[4]	United States Treasury Note, 4.25%, 11/15/2014	19,210,338
6,700,000		United States Treasury Note, 4.50%, 11/30/2011	6,605,175
25,000,000	[4]	United States Treasury Note, 4.50%, 4/30/2012	24,611,003
6,000,000	[3,4]	United States Treasury Note, 4.50%, 2/15/2016	5,836,631
55,000,000	[4]	United States Treasury Note, 4.625%, 11/30/2008	54,717,201
10,000,000	[4]	United States Treasury Note, 4.75%, 3/31/2011	9,964,163
Principal Amount			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes--continued
$28,000,000	[4]	United States Treasury Note, 4.875%, 4/30/2011	$28,015,618
200,000		United States Treasury Note, 5.00%, 8/15/2011	201,258
45,000,000	[4]	United States Treasury Note, 5.125%, 6/30/2011	45,427,325
15,000,000	[4]	United States Treasury Note, 5.125%, 5/15/2016	15,229,745
300,000		United States Treasury Note, 6.00%, 8/15/2009	306,711
100,000		United States Treasury Note, 6.50%, 2/15/2010	104,031
		TOTAL	302,093,194
		TOTAL U.S. TREASURY (IDENTIFIED COST $322,467,424)	323,353,315
		MORTGAGE-BACKED SECURITIES--0.2%
		Federal Home Loan Mortgage Corporation--0.0%
543,209		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	550,039
229,659		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	232,403
75,572		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	75,136
		TOTAL	857,578
		Federal National Mortgage Association--0.1%
498,255		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	491,833
356,152		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	359,881
28,597		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	29,423
799,657		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	782,051
		TOTAL	1,663,188
		Government National Mortgage Association--0.1%
43,576		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	45,746
2,572		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,717
4,656		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,888
1,872		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,965
3,257		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,421
533		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	562
356,679		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	365,025
11,439		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	11,941
14,547		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	14,887
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--continued
$2,472		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	$2,548
494,025		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	460,341
133,828		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	139,699
		TOTAL	1,053,740
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,614,822)	3,574,506
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.5%
		Commercial Mortgage--1.5%
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,682,598
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	19,639,784
		TOTAL	30,322,382
		Federal Home Loan Mortgage Corporation--0.0%
88,392		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	88,522
		Federal National Mortgage Association--0.0%
31,105		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	33,269
12,982		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	14,023
		TOTAL	47,292
		Non-Agency Mortgage--0.0%
12,254	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.8941%, 1/28/2027	8,823
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,114,906)	30,467,019
		MUTUAL FUNDS--53.4% [5]
1,439,770		Emerging Markets Fixed Income Core Fund	31,717,440
76,699,723		Federated Mortgage Core Portfolio	750,890,291
14,684,751		High Yield Bond Portfolio	102,646,407
162,265,137	[6]	Prime Value Obligations Fund, Institutional Shares, 5.24%	162,265,137
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,044,514,009)	1,047,519,275
Principal Amount			Value
		REPURCHASE AGREEMENTS--13.2%
$129,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 6/25/2037 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,060,001,634 (purchased with proceeds from securities lending collateral).	$129,000,000
129,597,000		Interest in $4,800,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2042 for $4,800,709,333 on 6/1/2007. The market value of the underlying securities at the end of the period was $4,911,683,567 (purchased with proceeds from securities lending collateral).	129,597,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	258,597,000
		TOTAL INVESTMENTS--113.0% (IDENTIFIED COST $2,215,603,199) [7]	2,216,104,796
		OTHER ASSETS AND LIABILITIES - NET--(13.0)%	(253,071,481)
		TOTAL NET ASSETS--100%	$1,963,033,315

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $42,065,550, which represented 2.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At May 31, 2007, these liquid restricted securities amounted to $42,065,550, which represented 2.1% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $2,215,703,418.

At May 31, 2007, the Fund had the following open futures contracts:

Description [8]	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation )
U.S. Treasury Notes 2 Year Long Futures	250	$ 50,949,219	September 2007	$ (86,832)
U.S. Treasury Notes 5 Year Long Futures	1,730	$180,676,875	September 2007	$ (587,366)
U.S. Treasury Notes 10 Year Long Futures	1,000	$106,375,000	September 2007	$(323,893)
U.S. Treasury Bond Short Futures	340	$ 37,102,500	September 2007	$ 43,939
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(954,152)

8 Non-income producing security.

At May 31, 2007, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Goldman Sachs LLP	Dow Jones CDXHY7100	Buy	3.25%	12/20/2011	$26,000,000	$(417,338)

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
LP	--Limited Partnership
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Investments in repurchase agreements	$258,597,000
Investments in securities, including $1,047,519,275 of investments in affiliated issuers (Note 5) and $249,083,693 of securities loaned	1,957,507,796
Total investments in securities, at value (identified cost $2,215,603,199)		$2,216,104,796
Cash		1,277,934
Income receivable		10,194,781
Receivable for shares sold		4,913,201
TOTAL ASSETS		2,232,490,712
Liabilities:
Payable for investments purchased	$1,000,000
Payable for shares redeemed	3,792,880
Income distribution payable	4,150,264
Net payable for swap contracts	1,122,435
Payable for collateral due to broker for securities loaned	258,597,000
Payable for daily variation margin	298,906
Payable for distribution services fee (Note 5)	135,560
Payable for shareholder services fee (Note 5)	190,520
Accrued expenses	169,832
TOTAL LIABILITIES		269,457,397
Net assets for 187,744,036 shares outstanding		$1,963,033,315
Net Assets Consist of:
Paid-in capital		$1,981,736,688
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(866,142)
Accumulated net realized loss on investments, options, futures contracts, swap contracts and foreign currency transactions		(18,756,844)
Undistributed net investment income		919,613
TOTAL NET ASSETS		$1,963,033,315

Statement of Assets and Liabilities-continued

May 31, 2007 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($997,496,667 ÷ 95,400,174 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share	$10.46
Redemption proceeds per share	$10.46
Institutional Service Shares:
Net asset value per share ($660,047,227 ÷ 63,127,208 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share	$10.46
Redemption proceeds per share	$10.46
Class A Shares:
Net asset value per share ($173,618,805 ÷ 16,604,410 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share (100/95.50 of $10.46) [1]	$10.95
Redemption proceeds per share	$10.46
Class B Shares:
Net asset value per share ($33,848,556 ÷ 3,237,349 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share	$10.46
Redemption proceeds per share (94.50/100 of $10.46) [1]	$ 9.88
Class C Shares:
Net asset value per share ($40,082,996 ÷ 3,833,571 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share	$10.46
Redemption proceeds per share (99.00/100 of $10.46) [1]	$10.36
Class K Shares:
Net asset value per share ($57,939,064 ÷ 5,541,324 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share	$10.46
Redemption proceeds per share	$10.46

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)		$24,830,046
Investment income allocated from affiliated partnership (Note 2 and Note 5)		1,254,421
Interest (including income on securities loaned of $187,857)		23,961,559
TOTAL INCOME		50,046,026
Expenses:
Investment adviser fee (Note 5)	$3,590,062
Administrative personnel and services fee (Note 5)	711,105
Custodian fees	42,784
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	149,507
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	129,216
Transfer and dividend disbursing agent fees and expenses--Class A Shares	52,711
Transfer and dividend disbursing agent fees and expenses--Class B Shares	18,716
Transfer and dividend disbursing agent fees and expenses--Class C Shares	13,512
Transfer and dividend disbursing agent fees and expenses--Class K Shares	72,951
Directors'/Trustees' fees	11,815
Auditing fees	10,476
Legal fees	4,824
Portfolio accounting fees	120,112
Distribution services fee--Institutional Service Shares (Note 5)	807,873
Distribution services fee--Class A Shares (Note 5)	183,321
Distribution services fee--Class B Shares (Note 5)	135,737
Distribution services fee--Class C Shares (Note 5)	150,168
Distribution services fee--Class K Shares (Note 5)	131,537
Shareholder services fee--Institutional Service Shares (Note 5)	758,469
Shareholder services fee--Class A Shares (Note 5)	180,746
Shareholder services fee--Class B Shares (Note 5)	45,246
Shareholder services fee--Class C Shares (Note 5)	45,650
Account administration fee--Institutional Service Shares	9,382
Account administration fee--Class A Shares	304
Account administration fee--Class C Shares	857

Statement of Operations-continued

Six Months Ended May 31, 2007 (unaudited)

Expenses-continued:
Share registration costs		$46,861
Printing and postage		58,095
Insurance premiums		6,436
Taxes		64,632
Miscellaneous		6,270
EXPENSES BEFORE ALLOCATION		7,559,375
Expenses allocated from affiliated partnership (Note 2)		9,602
TOTAL EXPENSES		7,568,977
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,706,311)
Waiver of administrative personnel and services fee (Note 5)	(27,199)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(30,189)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(40,857)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(185)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(646,299)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,451,040)
Net expenses			$5,117,937
Net investment income			44,928,089
Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments, options, and foreign currency transactions (including realized loss of $1,662,506 on sales of investments in affiliated issuers)			(1,940,640)
Net realized loss on futures contracts			(3,464,947)
Net realized loss on swap contracts			(265,514)
Net realized gain allocated from affiliated partnership			848,052
Net change in unrealized appreciation of futures contracts			(1,009,646)
Net change in unrealized depreciation of swap contracts			(254,553)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(29,046,375)
Net realized and unrealized gain on investments, options, futures contracts, swap contracts and foreign currency transactions			(35,133,623)
Change in net assets resulting from operations			$9,794,466

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$44,928,089	$70,661,113
Net realized loss on investments, including allocation from partnership, options, futures contracts, swap contracts and foreign currency transactions	(4,823,049)	(7,269,974)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(30,310,574)	34,928,265
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,794,466	98,319,404
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(23,583,487)	(33,752,922)
Institutional Service Shares	(16,541,503)	(29,666,268)
Class A Shares	(3,566,420)	(4,727,811)
Class B Shares	(786,007)	(1,715,244)
Class C Shares	(877,692)	(1,707,970)
Class K Shares	(1,219,139)	(1,708,693)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(46,574,248)	(73,278,908)
Share Transactions:
Proceeds from sale of shares	511,228,694	711,641,563
Proceeds from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	--	54,469,968
Net asset value of shares issued to shareholders in payment of distributions declared	22,806,338	34,997,060
Cost of shares redeemed	(256,017,088)	(535,931,881)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	278,017,944	265,176,710
Change in net assets	241,238,162	290,217,206
Net Assets:
Beginning of period	1,721,795,153	1,431,577,947
End of period (including undistributed net investment income of $919,613 and $2,565,772, respectively)	$1,963,033,315	$1,721,795,153

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 23, 2006, the Fund received assets from Bryn Mawr Income Common Trust Fund, as a result of a tax-free reorganization, as follows:

Institutional Service Shares of the Fund Issued	Bryn Mawr Income Common Trust Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Bryn Mawr Income Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,314,143	$54,469,968	$1,334,585	$1,439,056,923	$54,469,968	$1,493,526,891

1 Unrealized Depreciation is included in the Bryn Mawr Income Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which are managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II, L.P., (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve a total return on its assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares class may bear account administration, distribution and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value", of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund may purchase and sell bond financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2007, the Fund had net realized loss on futures contracts of $3,464,947.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$249,083,693	$258,597,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,503,127	$300,735,173	36,804,478	$385,236,532
Shares issued to shareholders in payment of distributions declared	622,394	6,564,880	821,989	8,616,817
Shares redeemed	(9,968,047)	(105,346,752)	(18,894,768)	(197,687,323)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	19,157,474	$201,953,301	18,731,699	$196,166,026

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,920,323	$125,944,177	18,945,963	$198,445,205
Shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	--	--	5,314,143	54,469,968
Shares issued to shareholders in payment of distributions declared	1,038,082	10,949,450	1,764,676	18,491,343
Shares redeemed	(10,272,320)	(108,397,584)	(23,752,565)	(248,057,292)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,686,085	$28,496,043	2,272,217	$23,349,224

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,561,566	$58,743,248	7,079,806	$74,087,158
Shares issued to shareholders in payment of distributions declared	276,361	2,914,569	355,104	3,723,521
Shares redeemed	(2,126,365)	(22,461,739)	(3,323,574)	(34,758,931)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,711,562	$39,196,078	4,111,336	$43,051,748

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	99,345	$1,051,177	271,329	$2,830,143
Shares issued to shareholders in payment of distributions declared	58,950	621,883	128,690	1,348,275
Shares redeemed	(560,261)	(5,921,976)	(1,435,839)	(15,001,033)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(401,966)	$(4,248,916)	(1,035,820)	$(10,822,615)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	692,773	$7,322,119	808,873	$8,473,829
Shares issued to shareholders in payment of distributions declared	51,269	540,857	106,057	1,111,174
Shares redeemed	(731,448)	(7,733,210)	(1,354,199)	(14,175,730)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	12,594	$129,766	(439,269)	$(4,590,727)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,651,159	$17,432,800	4,082,389	$42,568,696
Shares issued to shareholders in payment of distributions declared	115,160	1,214,699	162,788	1,705,930
Shares redeemed	(583,405)	(6,155,827)	(2,508,317)	(26,251,572)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,182,914	12,491,672	1,736,860	$18,023,054
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	26,348,663	$278,017,944	25,377,023	$265,176,710

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $2,215,703,418. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $401,378. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,253,199 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,851,821.

At November 30, 2006, the Fund had a capital loss carryforward of $11,625,118 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$2,891,335
2014	$8,733,783

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Adviser voluntarily waived $1,666,245 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $27,199 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the six months ended May 31, 2007, FSC voluntarily waived $646,299 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $378,096 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2007, FSC retained $5,797 in sales charges from the sale of Class A Shares and $44 from the sale of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended May 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, (excluding acquired fund fees and expenses and expenses allocated from affiliated partnerships) for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $40,066 in connection with the affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended May 31, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	1,591,165	595,251	746,646	1,439,770	$ 31,717,440	$ 1,254,421
Federated Mortgage Core Portfolio	72,524,934	17,207,555	13,032,766	76,699,723	750,890,291	18,250,838
High Yield Bond Portfolio	12,706,256	2,489,443	510,948	14,684,751	102,646,407	4,132,737
Prime Value Obligations Fund, Institutional Shares	--	414,803,945	252,538,808	162,265,137	162,265,137	2,446,471
TOTAL OF AFFILIATED TRANSACTIONS					$1,047,519,275	$26,084,467

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$313,307,515
Sales	$248,723,127

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28555 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$10.67		$10.52	$10.79	$10.75	$10.62	$10.68
Income From Investment Operations:
Net investment income	0.27		0.53	0.51	0.52 [2]	0.52	0.64
Net realized and unrealized gain (loss) on investments, options, futures contracts, swap contracts and foreign currency transactions	(0.20)		0.15	(0.26)	0.04	0.13	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.68	0.25	0.56	0.65	0.62
Less Distributions:
Distributions from net investment income	(0.28)		(0.53)	(0.52)	(0.52)	(0.52)	(0.63)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--	--	--	(0.05)
TOTAL DISTRIBUTIONS	(0.28)		(0.53)	(0.52)	(0.52)	(0.52)	(0.68)
Net Asset Value, End of Period	$10.46		$10.67	$10.52	$10.79	$10.75	$10.62
Total Return [3]	0.71%		6.70%	2.32%	5.35%	6.21%	6.10%

Ratios to Average Net Assets:
Net expenses	0.36	% [4]	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income	5.23	% [4]	4.92%	4.79%	4.82%	4.73%	6.10%
Expense waiver/reimbursement [5]	0.20	% [4]	0.31%	0.46%	0.49%	0.46%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$997,497		$813,367	$605,292	$532,223	$509,354	$442,668
Portfolio turnover	26%		56%	37%	16%	60%	74%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2007		2006	2005	[1]	2004	2003	2002
Net Asset Value, Beginning of Period	$10.67		$10.52	$10.79		$10.75	$10.62	$10.68
Income From Investment Operations:
Net investment income	0.26		0.50	0.48		0.49 [2]	0.48	0.61
Net realized and unrealized gain (loss) on investments, options, futures contracts, swap contracts and foreign currency transactions	(0.20)		0.15	(0.26)		0.04	0.14	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.06		0.65	0.22		0.53	0.62	0.59
Less Distributions:
Distributions from net investment income	(0.27)		(0.50)	(0.49)		(0.49)	(0.49)	(0.60)
Distributions from net realized gain on investments and foreign currency transactions	--		--	--		--	--	(0.05)
TOTAL DISTRIBUTIONS	(0.27)		(0.50)	(0.49)		(0.49)	(0.49)	(0.65)
Net Asset Value, End of Period	$10.46		$10.67	$10.52		$10.79	$10.75	$10.62
Total Return [3]	0.57%		6.39%	2.03	% [4]	5.03%	5.90%	5.79%

Ratios to Average Net Assets:
Net expenses	0.64	% [5]	0.65%	0.64%		0.66%	0.65%	0.66%
Net investment income	4.92	% [5]	4.61%	4.49%		4.52%	4.41%	5.80%
Expense waiver/reimbursement [6]	0.41	% [5]	0.42%	0.44%		0.45%	0.42%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$660,047		$644,797	$612,226		$624,721	$442,611	$253,207
Portfolio turnover	26%		56%	37%		16%	60%	74%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year ended November 30, 2005, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/1/2006	Ending Account Value 5/31/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,007.10	$1.80
Institutional Service Shares	$1,000	$1,005.70	$3.20
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.14	$1.82
Institutional Service Shares	$1,000	$1,021.74	$3.23

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.36%
Institutional Service Shares	0.64%

Portfolio of Investments Summary Table

At May 31, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [3]	44.9%
Corporate Debt Securities	23.7%
U.S. Treasury Securities [4]	16.5%
Government/Agencies	7.9%
Asset-Backed Securities	3.1%
Securities Lending Collateral [5]	13.2%
Other Security Types [6,7]	0.0%
Cash Equivalents [8]	14.9%
Other Assets and Liabilities--Net [9]	(24.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentage of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

6 Other Security Types consist of common stock and preferred stock.

7 Represents less than 0.1%.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 See Statement of Assets and Liabilities.

Portfolio of Investments

May 31, 2007 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--18.1%
		Basic Industry - Chemicals--0.1%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,299,550
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	517,115
		TOTAL	1,816,665
		Basic Industry - Metals & Mining--0.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	620,043
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,362,082
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,649,016
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	399,084
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,131,268
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,069,256
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,409,403
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,179,610
		TOTAL	10,819,762
		Basic Industry - Paper--0.4%
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,873,946
380,000		Westvaco Corp., 7.65%, 3/15/2027	397,906
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,133,672
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,086,925
		TOTAL	8,492,449
		Capital Goods - Aerospace & Defense--0.4%
470,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	460,030
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	579,092
100,000		Boeing Capital Corp., Sr. Note, Series XI, 6.917%, 11/15/2009	100,273
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,470,187
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,182,916
		TOTAL	6,792,498
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Construction Machinery--0.2%
$400,000		Caterpillar Financial Services Corp., Unsub., 4.30%, 6/1/2010	$388,554
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	63,151
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,452,288
100,000		John Deere Capital Corp., Sr. Note, Series D, 6.262%, 12/18/2009	100,161
		TOTAL	3,004,154
		Capital Goods - Diversified Manufacturing--0.5%
1,000,000		Danaher Corp., Note, 6.00%, 10/15/2008	1,006,880
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,195,841
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,450,583
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	685,371
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,734,120
200,000		Textron Financial Corp., Note, Series E, 7.085%, 12/1/2007	201,252
2,450,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,449,144
		TOTAL	9,723,191
		Capital Goods - Environmental--0.1%
2,548,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,615,991
		Communications - Media & Cable--0.5%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,219,145
2,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	2,803,479
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,674,904
1,200,000	[1,2]	Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,189,266
		TOTAL	8,886,794
		Communications - Media Noncable--0.2%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,790,542
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	262,924
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,705,125
		TOTAL	4,758,591
		Communications - Telecom Wireless--0.6%
5,430,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	6,978,408
1,460,000		America Movil SA de CV, Note, 5.75%, 1/15/2015	1,467,884
925,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	1,072,351
460,000		Vodafone Group PLC, 5.35%, 2/27/2012	456,749
1,730,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,688,961
		TOTAL	11,664,353
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--0.2%
$500,000		Embarq Corp., 6.738%, 6/1/2013	$513,007
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	102,210
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	124,958
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	100,264
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	99,938
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	100,081
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	100,006
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	207,140
750,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	799,809
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,190,585
		TOTAL	4,337,998
		Consumer Cyclical - Automotive--0.8%
1,420,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	1,484,566
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,947,099
2,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	1,971,522
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	5,001,015
945,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	1,041,105
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	195,155
2,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	2,202,731
		TOTAL	14,843,193
		Consumer Cyclical - Entertainment--0.2%
230,000		International Speedway Corp., 4.20%, 4/15/2009	223,693
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,123,584
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,391,349
1,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,922,952
		TOTAL	4,661,578
		Consumer Cyclical - Lodging--0.0%
850,000	[1,2]	Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	832,731
		Consumer Cyclical - Retailers--0.3%
799,300	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	749,532
500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	503,146
1,195,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,181,772
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--continued
$1,230,000		Costco Wholesale Corp., 5.30%, 3/15/2012	$1,224,706
520,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.875%, 2/15/2018	512,075
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	224,319
600,000		Target Corp., Note, 5.875%, 7/15/2016	610,409
750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	796,520
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	773,490
		TOTAL	6,575,969
		Consumer Cyclical - Services--0.1%
2,100,000		Boston University, 7.625%, 7/15/2097	2,366,022
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	203,817
		TOTAL	2,569,839
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	65,165
		Consumer Non-Cyclical Food/Beverage--0.5%
1,710,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	1,699,761
1,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,196,618
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,181
1,380,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,364,806
3,200,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	3,280,130
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	186,305
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	249,581
1,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,555,796
		TOTAL	9,633,178
		Consumer Non-Cyclical Health Care--0.0%
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	853,660
		Consumer Non-Cyclical Pharmaceuticals--0.5%
2,624,000		Eli Lilly & Co., Bond, 5.20%, 3/15/2017	2,549,631
1,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	1,030,361
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	426,378
1,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	1,644,840
725,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	778,401
1,600,000		Wyeth, 5.45%, 4/1/2017	1,571,378
1,750,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,743,348
		TOTAL	9,744,337
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Products--0.1%
$700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	$723,580
445,000		Snap-On, Inc., 6.25%, 8/15/2011	456,012
		TOTAL	1,179,592
		Consumer Non-Cyclical Tobacco--0.0%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	885,681
		Energy - Independent--0.4%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,038,295
1,420,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	1,404,427
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,837,648
1,730,000		Pemex Project Funding Master, 5.75%, 12/15/2015	1,739,602
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	150,980
1,104,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,073,234
		TOTAL	7,244,186
		Energy - Integrated--0.9%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	138,328
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	4,788,351
5,670,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	5,885,494
4,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,560,474
1,555,575	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,553,781
1,200,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,169,670
		TOTAL	18,096,098
		Energy - Oil Field Services--0.1%
1,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,716,385
		Energy - Refining--0.2%
2,020,000		Valero Energy Corp., 7.50%, 4/15/2032	2,293,109
900,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	843,497
		TOTAL	3,136,606
		Financial Institution - Banking--4.0%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,085,987
250,000		Bank of America Corp., Sub., 7.00%, 9/15/2007	251,062
50,000		BankBoston NA, Sub. Note, 6.50%, 12/19/2007	50,309
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,472,915
2,360,000		Capital One Capital IV, 6.745%, 2/17/2037	2,258,173
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,915,015
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$600,000		Citicorp, Sub. Note, 7.20%, 6/15/2007	$600,226
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	100,804
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,491,399
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	1,966,438
150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	154,294
537,000		Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	560,125
2,450,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	2,460,043
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	1,004,685
100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.90%, 10/1/2007	100,528
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	100,931
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,132,220
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,566,139
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,750,484
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	951,021
2,000,000		Household Finance Corp., 6.40%, 6/17/2008	2,020,173
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,231,467
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	503,915
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.75%, 9/15/2007	50,049
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	51,095
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	154,236
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,059,548
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,190,078
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,376,486
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,252
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,126,783
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,629,785
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	800,413
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,912,410
1,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	992,117
2,235,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	2,208,997
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,136,005
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,198,450
1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,591,766
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$500,000		SouthTrust Corp., Sub. Note, 7.00%, 11/15/2008	$511,545
1,660,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,620,406
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	733,791
400,000		SunTrust Banks, Inc., Sub. Note, 6.90%, 7/1/2007	400,469
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,096,511
250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	251,167
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	947,489
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,195,988
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	4,934,875
2,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	1,953,503
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,457,742
		TOTAL	79,335,309
		Financial Institution - Brokerage--1.3%
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,349
550,000		Bear Stearns & Co., Inc., Note, 4.50%, 10/28/2010	534,836
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	3,128,488
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,478,222
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,041,724
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,476,171
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	886,591
3,010,000		Invesco PLC, Note, 4.50%, 12/15/2009	2,938,811
2,401,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	2,568,032
725,000		Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008	719,213
400,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	400,310
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	2,066,989
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,452,756
500,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%, 4/21/2008	492,790
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	193,785
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	645,146
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	246,470
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	581,755
440,000		Nuveen Investments, 5.00%, 9/15/2010	431,042
440,000		Nuveen Investments, 5.50%, 9/15/2015	428,621
		TOTAL	25,742,101
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--0.7%
$2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	$1,960,933
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,690,735
115,000		CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007	115,088
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.65%, 2/15/2008	49,759
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	50,060
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	75,103
1,795,000	[1,2]	Capmark Financial Group, Inc., Note, 6.30%, 5/10/2017	1,786,915
250,000		Countrywide Home Loan, Inc., Company Guarantee, 6.25%, 4/15/2009	253,110
230,000		General Electric Capital Corp., Note, Series A, 4.65%, 6/11/2008	228,038
240,000		General Electric Capital Corp., Note, Series A, 4.80%, 5/30/2008	236,190
150,000		General Electric Capital Corp., Note, Series A, 5.00%, 2/20/2009	148,474
500,000		General Electric Capital Corp., Note, Series A, 6.50%, 12/10/2007	502,719
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	202,417
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	990,120
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	1,006,490
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,492,449
150,000		International Lease Finance Corp., Note, Series M, 5.80%, 8/15/2007	150,133
1,000,000	[1,2]	Lukoil Intl Finance BV, 6.356%, 6/7/2022	1,002,780
885,000		Residential Capital Corp., 6.00%, 2/22/2011	870,379
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	868,895
		TOTAL	13,680,787
		Financial Institution - Insurance - Life--0.4%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,527,101
360,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	371,443
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,157,098
		TOTAL	8,055,642
		Financial Institution- Insurance - P&C--0.5%
1,780,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,760,541
625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	605,238
1,500,000		CNA Financial Corp., 6.50%, 8/15/2016	1,535,253
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	839,599
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,719,131
395,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	389,249
3,350,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	3,392,813
		TOTAL	10,241,824
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--0.4%
$2,700,000		Archstone-Smith Trust, 5.625%, 8/15/2014	$2,700,873
870,000	[1,2]	Equity One, Inc., Bond, 6.00%, 9/15/2017	861,931
1,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,940,871
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,405,758
		TOTAL	6,909,433
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	862,000
		Government Agency--0.1%
500,000		Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008	503,144
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	514,305
		TOTAL	1,017,449
		Municipal Services--0.1%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	748,888
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,501,297
		TOTAL	2,250,185
		Technology--0.9%
2,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,441,637
480,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.50%, 2/22/2016	474,747
4,730,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	5,015,287
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,027,468
400,000		First Data Corp., Medium Term Note, Series MTND, 6.375%, 12/15/2007	402,029
850,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	832,997
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,616,253
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,409,997
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,001,116
2,530,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	2,498,742
		TOTAL	17,720,273
		Transportation - Airlines--0.2%
3,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	3,201,304
		Transportation - Railroads--0.3%
1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,632,748
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,087,428
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	305,252
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,468,649
		TOTAL	5,494,077
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--1.0%
$2,500,000		Alabama Power Co., 5.70%, 2/15/2033	$2,410,887
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,005,598
1,000,000		Carolina Power & Light Co., 1st Mtg. Bond, 6.80%, 8/15/2007	1,002,447
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	801,659
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	685,584
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,229,139
250,000		Enersis SA, Note, 7.40%, 12/1/2016	271,145
1,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	1,630,735
1,020,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	951,028
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,218,539
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	825,901
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	707,831
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,926,405
550,000		Peco Energy Co., 1st Mtg. Bond, 3.50%, 5/1/2008	540,645
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007	300,850
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	1,962,691
		TOTAL	20,471,084
		Utility - Natural Gas Distributor--0.2%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,388,001
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,516,173
		TOTAL CORPORATE BONDS (IDENTIFIED COST $356,593,460)	354,836,286
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
49,351		FNMA ARM 681769 1/01/2033	48,762
		Government National Mortgage Association--0.0%
5,699		GNMA2 ARM 80201, 30 Year, 5/20/2028	5,769
2,429		GNMA2 ARM 8717, 10/20/2025	2,468
		TOTAL	8,237
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $59,332)	56,999
Principal Amount			Value
		ASSET-BACKED SECURITIES--3.1%
		Commercial Mortgage--3.1%
$18,800,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	$18,644,902
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	15,838,478
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	9,898,905
10,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A4, 5.485%, 3/12/2051	9,839,750
7,025,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.319%, 12/15/2043	6,837,826
		TOTAL	61,059,861
		Home Equity Loan--0.0%
55,683	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	55,683
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $62,152,990)	61,115,544
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines--0.1%
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,433)	1,970,447
		GOVERNMENT AGENCIES--6.8%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,447,731
500,000		Federal Farm Credit System, Bond, 4.45%, 2/17/2011	487,542
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	973,605
1,000,000		Federal Farm Credit System, Bond, 4.875%, 11/15/2012	975,913
500,000		Federal Farm Credit System, Bond, 5.00%, 12/27/2012	489,505
400,000		Federal Farm Credit System, Bond, 5.00%, 6/6/2012	392,460
150,000		Federal Farm Credit System, Bond, 5.04%, 1/14/2013	146,991
350,000		Federal Farm Credit System, Bond, 5.35%, 8/8/2013	345,488
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,540,878
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,027,340
500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	513,331
1,500,000		Federal Home Loan Bank System, Bond, 2.50%, 6/18/2007	1,497,953
1,000,000		Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008	981,970
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	95,152
400,000		Federal Home Loan Bank System, Bond, 4.00%, 7/16/2013	388,499
200,000		Federal Home Loan Bank System, Bond, 4.22%, 7/30/2010	194,378
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$250,000		Federal Home Loan Bank System, Bond, 5.00%, 10/5/2012	$244,865
150,000		Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014	145,712
60,000,000		Federal Home Loan Bank System, Bond, 5.125%, 7/30/2008	59,884,860
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	195,892
1,000,000		Federal Home Loan Bank System, Bond, 5.17%, 2/25/2014	977,725
200,000		Federal Home Loan Bank System, Bond, 5.25%, 5/3/2012	197,655
700,000		Federal Home Loan Bank System, Bond, 5.35%, 10/21/2010	696,497
550,000		Federal Home Loan Bank System, Bond, 5.35%, 9/22/2014	540,334
100,000		Federal Home Loan Bank System, Bond, 6.04%, 2/4/2008	100,496
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	149,191
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	436,865
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008	392,137
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	146,512
250,000		Federal Home Loan Bank System, Bond, Series 6L09, 4.375%, 10/29/2009	245,365
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	60,254
340,000		Federal Home Loan Bank System, Bond, Series E713, 5.50%, 9/12/2013	336,129
150,000		Federal Home Loan Bank System, Bond, Series F809, 4.17%, 11/27/2009	146,517
435,000		Federal Home Loan Bank System, Bond, Series G609, 4.00%, 2/20/2009	426,439
400,000		Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008	401,920
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	200,860
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	99,643
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	100,288
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,459,526
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	191,952
375,000		Federal Home Loan Bank System, Bond, Series SD10, 4.35%, 3/10/2010	366,848
400,000		Federal Home Loan Bank System, Bond, Series UE12, 5.09%, 10/22/2012	392,787
400,000		Federal Home Loan Bank System, Bond, Series UY07, 5.00%, 11/23/2007	399,551
595,000		Federal Home Loan Bank System, Bond, Series V808, 4.00%, 10/27/2008	584,780
300,000		Federal Home Loan Bank System, Bond, Series VX13, 4.875%, 4/11/2013	291,955
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010	193,537
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	550,723
200,000		Federal Home Loan Mortgage Corp., Bond, 5.00%, 3/26/2015	195,791
250,000		Federal Home Loan Mortgage Corp., Note, 3.50%, 5/5/2008	245,919
160,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 5/20/2010	154,892
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	$186,181
200,000		Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009	195,298
300,000		Federal Home Loan Mortgage Corp., Note, 4.50%, 5/14/2012	289,897
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	388,295
50,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 12/16/2010	49,154
800,000		Federal Home Loan Mortgage Corp., Note, 4.80%, 4/2/2013	777,066
1,600,000		Federal Home Loan Mortgage Corp., Note, 4/15/2019	788,613
400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 5/23/2012	392,767
400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 12/10/2012	391,459
100,000		Federal Home Loan Mortgage Corp., Note, 5.05%, 4/27/2012	98,317
250,000		Federal Home Loan Mortgage Corp., Note, 5.25%, 2/18/2014	245,065
475,000		Federal Home Loan Mortgage Corp., Note, 5.27%, 10/12/2010	471,887
600,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 7/29/2013	591,272
325,000		Federal Home Loan Mortgage Corp., Note, 5.55%, 2/28/2011	323,868
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	14,795,625
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.50%, 9/15/2007	995,193
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	96,837
5,000,000		Federal National Mortgage Association, 3.25%, 1/15/2008	4,940,091
7,745,000		Federal National Mortgage Association, 5.00%, 9/30/2009	7,740,880
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	6,673,076
1,500,000		Federal National Mortgage Association, Note, 3.25%, 11/15/2007	1,487,023
1,000,000		Federal National Mortgage Association, Note, 4.25%, 7/15/2007	998,842
244,000		Federal National Mortgage Association, Note, Series 1, 6.00%, 2/22/2016	242,581
360,000		Federal National Mortgage Association, Unsecd. Note, 3.40%, 11/19/2007	357,039
250,000		Federal National Mortgage Association, Unsecd. Note, 3.50%, 1/28/2008	247,202
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009	1,042,335
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	147,078
500,000		Federal National Mortgage Association, Unsecd. Note, 4.25%, 5/21/2012	478,678
375,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 1/28/2011	370,147
500,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 3/28/2012	490,652
350,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 8/24/2012	343,097
400,000		Federal National Mortgage Association, Unsecd. Note, 5.125%, 5/4/2012	393,913
150,000		Federal National Mortgage Association, Unsecd. Note, 5.25%, 1/28/2013	148,061
300,000		Federal National Mortgage Association, Unsecd. Note, 5.40%, 3/28/2013	296,727
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$400,000		Federal National Mortgage Association, Unsecd. Note, 5.50%, 7/27/2015	$394,103
500,000		Federal National Mortgage Association, Unsecd. Note, 5.55%, 6/29/2015	493,449
400,000		Federal National Mortgage Association, Unsecd. Note, 5.80%, 7/16/2013	398,197
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	50,465
500,000		Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008	500,460
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,039,137
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $132,933,101)	133,003,180
		GOVERNMENTS/AGENCIES--0.1%
		Sovereign--0.1%
1,500,000		United Mexican States, 6.625%, 3/3/2015 (IDENTIFIED COST $1,541,722)	1,611,225
		U.S. TREASURY--16.5%
		U.S. Treasury Bonds--1.1%
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,261,692
1,343,000	[3]	United States Treasury Bond, 6.00%, 2/15/2026	1,486,135
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	5,575,169
6,000,000	[4]	United States Treasury Bond, 6.25%, 5/15/2030	6,954,896
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,462,071
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,576,253
300,000		United States Treasury Bond, 6.75%, 8/15/2026	359,767
500,000		United States Treasury Bond, 7.25%, 5/15/2016	584,138
		TOTAL	21,260,121
		U.S. Treasury Notes--15.4%
25,857,250	[4]	U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	25,703,260
50,827,000		U.S. Treasury Inflation Protected Note, 2.50%, 7/15/2016	50,823,157
100,000		United States Treasury Note, 3.00%, 11/15/2007	99,148
16,000,000	[4]	United States Treasury Note, 3.875%, 2/15/2013	15,238,430
20,000,000	[4]	United States Treasury Note, 4.25%, 11/15/2014	19,210,338
6,700,000		United States Treasury Note, 4.50%, 11/30/2011	6,605,175
25,000,000	[4]	United States Treasury Note, 4.50%, 4/30/2012	24,611,003
6,000,000	[3,4]	United States Treasury Note, 4.50%, 2/15/2016	5,836,631
55,000,000	[4]	United States Treasury Note, 4.625%, 11/30/2008	54,717,201
10,000,000	[4]	United States Treasury Note, 4.75%, 3/31/2011	9,964,163
Principal Amount			Value
		U.S. TREASURY--continued
		U.S. Treasury Notes--continued
$28,000,000	[4]	United States Treasury Note, 4.875%, 4/30/2011	$28,015,618
200,000		United States Treasury Note, 5.00%, 8/15/2011	201,258
45,000,000	[4]	United States Treasury Note, 5.125%, 6/30/2011	45,427,325
15,000,000	[4]	United States Treasury Note, 5.125%, 5/15/2016	15,229,745
300,000		United States Treasury Note, 6.00%, 8/15/2009	306,711
100,000		United States Treasury Note, 6.50%, 2/15/2010	104,031
		TOTAL	302,093,194
		TOTAL U.S. TREASURY (IDENTIFIED COST $322,467,424)	323,353,315
		MORTGAGE-BACKED SECURITIES--0.2%
		Federal Home Loan Mortgage Corporation--0.0%
543,209		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	550,039
229,659		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	232,403
75,572		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	75,136
		TOTAL	857,578
		Federal National Mortgage Association--0.1%
498,255		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	491,833
356,152		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	359,881
28,597		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	29,423
799,657		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	782,051
		TOTAL	1,663,188
		Government National Mortgage Association--0.1%
43,576		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	45,746
2,572		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,717
4,656		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	4,888
1,872		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,965
3,257		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,421
533		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	562
356,679		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	365,025
11,439		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	11,941
14,547		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	14,887
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
		Government National Mortgage Association--continued
$2,472		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	$2,548
494,025		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	460,341
133,828		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	139,699
		TOTAL	1,053,740
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,614,822)	3,574,506
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.5%
		Commercial Mortgage--1.5%
10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	10,682,598
20,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	19,639,784
		TOTAL	30,322,382
		Federal Home Loan Mortgage Corporation--0.0%
88,392		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	88,522
		Federal National Mortgage Association--0.0%
31,105		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	33,269
12,982		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	14,023
		TOTAL	47,292
		Non-Agency Mortgage--0.0%
12,254	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.8941%, 1/28/2027	8,823
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $31,114,906)	30,467,019
		MUTUAL FUNDS--53.4% [5]
1,439,770		Emerging Markets Fixed Income Core Fund	31,717,440
76,699,723		Federated Mortgage Core Portfolio	750,890,291
14,684,751		High Yield Bond Portfolio	102,646,407
162,265,137	[6]	Prime Value Obligations Fund, Institutional Shares, 5.24%	162,265,137
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,044,514,009)	1,047,519,275
Principal Amount			Value
		REPURCHASE AGREEMENTS--13.2%
$129,000,000		Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which Bear Stearns & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 6/25/2037 for $2,000,295,556 on 6/1/2007. The market value of the underlying securities at the end of the period was $2,060,001,634 (purchased with proceeds from securities lending collateral).	$129,000,000
129,597,000		Interest in $4,800,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 10/1/2042 for $4,800,709,333 on 6/1/2007. The market value of the underlying securities at the end of the period was $4,911,683,567 (purchased with proceeds from securities lending collateral).	129,597,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	258,597,000
		TOTAL INVESTMENTS--113.0% (IDENTIFIED COST $2,215,603,199) [7]	2,216,104,796
		OTHER ASSETS AND LIABILITIES - NET--(13.0)%	(253,071,481)
		TOTAL NET ASSETS--100%	$1,963,033,315

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $42,065,550, which represented 2.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At May 31, 2007, these liquid restricted securities amounted to $42,065,550, which represented 2.1% of total net assets.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 7-Day net yield.

7 The cost of investments for federal tax purposes amounts to $2,215,703,418.

At May 31, 2007, the Fund had the following open futures contracts:

Description [8]	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation )
U.S. Treasury Notes 2 Year Long Futures	250	$ 50,949,219	September 2007	$ (86,832)
U.S. Treasury Notes 5 Year Long Futures	1,730	$180,676,875	September 2007	$ (587,366)
U.S. Treasury Notes 10 Year Long Futures	1,000	$106,375,000	September 2007	$(323,893)
U.S. Treasury Bond Short Futures	340	$ 37,102,500	September 2007	$ 43,939
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(954,152)

8 Non-income producing security.

At May 31, 2007, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Goldman Sachs LLP	Dow Jones CDXHY7100	Buy	3.25%	12/20/2011	$26,000,000	$(417,338)

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
LP	--Limited Partnership
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Investments in repurchase agreements	$258,597,000
Investments in securities, including $1,047,519,275 of investments in affiliated issuers (Note 5) and $249,083,693 of securities loaned	1,957,507,796
Total investments in securities, at value (identified cost $2,215,603,199)		$2,216,104,796
Cash		1,277,934
Income receivable		10,194,781
Receivable for shares sold		4,913,201
TOTAL ASSETS		2,232,490,712
Liabilities:
Payable for investments purchased	$1,000,000
Payable for shares redeemed	3,792,880
Income distribution payable	4,150,264
Net payable for swap contracts	1,122,435
Payable for collateral due to broker for securities loaned	258,597,000
Payable for daily variation margin	298,906
Payable for distribution services fee (Note 5)	135,560
Payable for shareholder services fee (Note 5)	190,520
Accrued expenses	169,832
TOTAL LIABILITIES		269,457,397
Net assets for 187,744,036 shares outstanding		$1,963,033,315
Net Assets Consist of:
Paid-in capital		$1,981,736,688
Net unrealized depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		(866,142)
Accumulated net realized loss on investments, options, futures contracts, swap contracts and foreign currency transactions		(18,756,844)
Undistributed net investment income		919,613
TOTAL NET ASSETS		$1,963,033,315

Statement of Assets and Liabilities-continued

May 31, 2007 (unaudited)

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($997,496,667 ÷ 95,400,174 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share	$10.46
Redemption proceeds per share	$10.46
Institutional Service Shares:
Net asset value per share ($660,047,227 ÷ 63,127,208 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share	$10.46
Redemption proceeds per share	$10.46
Class A Shares:
Net asset value per share ($173,618,805 ÷ 16,604,410 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share (100/95.50 of $10.46) [1]	$10.95
Redemption proceeds per share	$10.46
Class B Shares:
Net asset value per share ($33,848,556 ÷ 3,237,349 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share	$10.46
Redemption proceeds per share (94.50/100 of $10.46) [1]	$ 9.88
Class C Shares:
Net asset value per share ($40,082,996 ÷ 3,833,571 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share	$10.46
Redemption proceeds per share (99.00/100 of $10.46) [1]	$10.36
Class K Shares:
Net asset value per share ($57,939,064 ÷ 5,541,324 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.46
Offering price per share	$10.46
Redemption proceeds per share	$10.46

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2007 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)		$24,830,046
Investment income allocated from affiliated partnership (Note 2 and Note 5)		1,254,421
Interest (including income on securities loaned of $187,857)		23,961,559
TOTAL INCOME		50,046,026
Expenses:
Investment adviser fee (Note 5)	$3,590,062
Administrative personnel and services fee (Note 5)	711,105
Custodian fees	42,784
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	149,507
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	129,216
Transfer and dividend disbursing agent fees and expenses--Class A Shares	52,711
Transfer and dividend disbursing agent fees and expenses--Class B Shares	18,716
Transfer and dividend disbursing agent fees and expenses--Class C Shares	13,512
Transfer and dividend disbursing agent fees and expenses--Class K Shares	72,951
Directors'/Trustees' fees	11,815
Auditing fees	10,476
Legal fees	4,824
Portfolio accounting fees	120,112
Distribution services fee--Institutional Service Shares (Note 5)	807,873
Distribution services fee--Class A Shares (Note 5)	183,321
Distribution services fee--Class B Shares (Note 5)	135,737
Distribution services fee--Class C Shares (Note 5)	150,168
Distribution services fee--Class K Shares (Note 5)	131,537
Shareholder services fee--Institutional Service Shares (Note 5)	758,469
Shareholder services fee--Class A Shares (Note 5)	180,746
Shareholder services fee--Class B Shares (Note 5)	45,246
Shareholder services fee--Class C Shares (Note 5)	45,650
Account administration fee--Institutional Service Shares	9,382
Account administration fee--Class A Shares	304
Account administration fee--Class C Shares	857

Statement of Operations-continued

Six Months Ended May 31, 2007 (unaudited)

Expenses-continued:
Share registration costs		$46,861
Printing and postage		58,095
Insurance premiums		6,436
Taxes		64,632
Miscellaneous		6,270
EXPENSES BEFORE ALLOCATION		7,559,375
Expenses allocated from affiliated partnership (Note 2)		9,602
TOTAL EXPENSES		7,568,977
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,706,311)
Waiver of administrative personnel and services fee (Note 5)	(27,199)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(30,189)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(40,857)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class A Shares	(185)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(646,299)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,451,040)
Net expenses			$5,117,937
Net investment income			44,928,089
Realized and Unrealized Gain (Loss) on Investments, Options, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments, options, and foreign currency transactions (including realized loss of $1,662,506 on sales of investments in affiliated issuers)			(1,940,640)
Net realized loss on futures contracts			(3,464,947)
Net realized loss on swap contracts			(265,514)
Net realized gain allocated from affiliated partnership			848,052
Net change in unrealized appreciation of futures contracts			(1,009,646)
Net change in unrealized depreciation of swap contracts			(254,553)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(29,046,375)
Net realized and unrealized gain on investments, options, futures contracts, swap contracts and foreign currency transactions			(35,133,623)
Change in net assets resulting from operations			$9,794,466

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2007	Year Ended 11/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$44,928,089	$70,661,113
Net realized loss on investments, including allocation from partnership, options, futures contracts, swap contracts and foreign currency transactions	(4,823,049)	(7,269,974)
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(30,310,574)	34,928,265
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,794,466	98,319,404
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(23,583,487)	(33,752,922)
Institutional Service Shares	(16,541,503)	(29,666,268)
Class A Shares	(3,566,420)	(4,727,811)
Class B Shares	(786,007)	(1,715,244)
Class C Shares	(877,692)	(1,707,970)
Class K Shares	(1,219,139)	(1,708,693)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(46,574,248)	(73,278,908)
Share Transactions:
Proceeds from sale of shares	511,228,694	711,641,563
Proceeds from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	--	54,469,968
Net asset value of shares issued to shareholders in payment of distributions declared	22,806,338	34,997,060
Cost of shares redeemed	(256,017,088)	(535,931,881)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	278,017,944	265,176,710
Change in net assets	241,238,162	290,217,206
Net Assets:
Beginning of period	1,721,795,153	1,431,577,947
End of period (including undistributed net investment income of $919,613 and $2,565,772, respectively)	$1,963,033,315	$1,721,795,153

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2007 (unaudited)

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 23, 2006, the Fund received assets from Bryn Mawr Income Common Trust Fund, as a result of a tax-free reorganization, as follows:

Institutional Service Shares of the Fund Issued	Bryn Mawr Income Common Trust Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Bryn Mawr Income Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,314,143	$54,469,968	$1,334,585	$1,439,056,923	$54,469,968	$1,493,526,891

1 Unrealized Depreciation is included in the Bryn Mawr Income Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which are managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II, L.P. (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve a total return on its assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the SEC's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares class may bear account administration, distribution and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements. The "buyer" in a credit default swap is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the "par value", of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized loss on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund may purchase and sell bond financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2007, the Fund had net realized loss on futures contracts of $3,464,947.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2007, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$249,083,693	$258,597,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,503,127	$300,735,173	36,804,478	$385,236,532
Shares issued to shareholders in payment of distributions declared	622,394	6,564,880	821,989	8,616,817
Shares redeemed	(9,968,047)	(105,346,752)	(18,894,768)	(197,687,323)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	19,157,474	$201,953,301	18,731,699	$196,166,026

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,920,323	$125,944,177	18,945,963	$198,445,205
Shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	--	--	5,314,143	54,469,968
Shares issued to shareholders in payment of distributions declared	1,038,082	10,949,450	1,764,676	18,491,343
Shares redeemed	(10,272,320)	(108,397,584)	(23,752,565)	(248,057,292)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,686,085	$28,496,043	2,272,217	$23,349,224

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,561,566	$58,743,248	7,079,806	$74,087,158
Shares issued to shareholders in payment of distributions declared	276,361	2,914,569	355,104	3,723,521
Shares redeemed	(2,126,365)	(22,461,739)	(3,323,574)	(34,758,931)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,711,562	$39,196,078	4,111,336	$43,051,748

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	99,345	$1,051,177	271,329	$2,830,143
Shares issued to shareholders in payment of distributions declared	58,950	621,883	128,690	1,348,275
Shares redeemed	(560,261)	(5,921,976)	(1,435,839)	(15,001,033)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(401,966)	$(4,248,916)	(1,035,820)	$(10,822,615)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	692,773	$7,322,119	808,873	$8,473,829
Shares issued to shareholders in payment of distributions declared	51,269	540,857	106,057	1,111,174
Shares redeemed	(731,448)	(7,733,210)	(1,354,199)	(14,175,730)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	12,594	$129,766	(439,269)	$(4,590,727)

	Six Months Ended 5/31/2007		Year Ended 11/30/2006
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,651,159	$17,432,800	4,082,389	$42,568,696
Shares issued to shareholders in payment of distributions declared	115,160	1,214,699	162,788	1,705,930
Shares redeemed	(583,405)	(6,155,827)	(2,508,317)	(26,251,572)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,182,914	12,491,672	1,736,860	$18,023,054
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	26,348,663	$278,017,944	25,377,023	$265,176,710

4. FEDERAL TAX INFORMATION

At May 31, 2007, the cost of investments for federal tax purposes was $2,215,703,418. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $401,378. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,253,199 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,851,821.

At November 30, 2006, the Fund had a capital loss carryforward of $11,625,118 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$2,891,335
2014	$8,733,783

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. For the six months ended May 31, 2007, the Adviser voluntarily waived $1,666,245 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the six months ended May 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $27,199 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the six months ended May 31, 2007, FSC voluntarily waived $646,299 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2007, FSC retained $378,096 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2007, FSC retained $5,797 in sales charges from the sale of Class A Shares and $44 from the sale of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the six months ended May 31, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended May 31, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee) paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively (excluding acquired fund fees and expenses and expenses allocated from affiliated partnerships), for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2007, the Adviser reimbursed $40,066 in connection with the affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended May 31, 2007 are as follows:

Affiliates	Balance of Shares Held 11/30/2006	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2007	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	1,591,165	595,251	746,646	1,439,770	$ 31,717,440	$ 1,254,421
Federated Mortgage Core Portfolio	72,524,934	17,207,555	13,032,766	76,699,723	750,890,291	18,250,838
High Yield Bond Portfolio	12,706,256	2,489,443	510,948	14,684,751	102,646,407	4,132,737
Prime Value Obligations Fund, Institutional Shares	--	414,803,945	252,538,808	162,265,137	162,265,137	2,446,471
TOTAL OF AFFILIATED TRANSACTIONS					$1,047,519,275	$26,084,467

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2007, were as follows:

Purchases	$313,307,515
Sales	$248,723,127

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2007, there were no outstanding loans. During the six months ended May 31, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q101
Cusip 31428Q507

28556 (7/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JULY 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007